Fair Value Measurements - Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Trading securities
Trading securities	¥ 27,047	$ 4,175	¥ 30,632
Available-for-sale securities:
Available-for-sale securities	17,786	$ 2,746	19,737
Fair Value, Measurements, Recurring [Member]
Trading securities
Trading securities	27,047		30,632
Available-for-sale securities:
Trading and Available-for-sale securities	44,833		50,369
Fair Value, Measurements, Recurring [Member] | Quoted Prices In Active Market for Identical Assets (Level 1) [Member]
Trading securities
Trading securities	27,047		30,632
Available-for-sale securities:
Trading and Available-for-sale securities	44,833		50,369
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member]
Trading securities
Trading securities	9,892		11,602
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Hotel operations [Member]
Trading securities
Trading securities	2,190		2,429
Available-for-sale securities:
Available-for-sale securities	17,786		19,737
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Gaming, entertainment and tourist-related [Member]
Trading securities
Trading securities	2,635		3,301
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Property development and investment [Member]
Trading securities
Trading securities	5,067		5,872
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Quoted Prices In Active Market for Identical Assets (Level 1) [Member]
Trading securities
Trading securities	9,892		11,602
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Quoted Prices In Active Market for Identical Assets (Level 1) [Member] | Hotel operations [Member]
Trading securities
Trading securities	2,190		2,429
Available-for-sale securities:
Available-for-sale securities	17,786		19,737
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Quoted Prices In Active Market for Identical Assets (Level 1) [Member] | Gaming, entertainment and tourist-related [Member]
Trading securities
Trading securities	2,635		3,301
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Quoted Prices In Active Market for Identical Assets (Level 1) [Member] | Property development and investment [Member]
Trading securities
Trading securities	5,067		5,872
Fair Value, Measurements, Recurring [Member] | Singapore [Member] | Business management and consultancy, and provision of telecommunications and information technology services (through an associate) [Member]
Trading securities
Trading securities	17,155		19,030
Fair Value, Measurements, Recurring [Member] | Singapore [Member] | Quoted Prices In Active Market for Identical Assets (Level 1) [Member] | Business management and consultancy, and provision of telecommunications and information technology services (through an associate) [Member]
Trading securities
Trading securities	¥ 17,155		¥ 19,030